Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts receivable, net [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2014	2015
	RMB'000	RMB'000

Accounts receivable	204,541	353,364
Less: allowance for doubtful receivables	—	4,870
Accounts receivable, net	204,541	348,494

Summary of the details of the Company's allowance for doubtful accounts
	For the year ended December 31,
	2013	2014	2015
	RMB'000	RMB'000	RMB'000

Balance at beginning of the year	—	—	—
Additions charged to general and administrative expenses	—	—	4,870
Balance at end of the year	—	—	4,870